Condensed Consolidated Balance Sheets (Successor, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Successor
Current assets
Cash and cash equivalents	$ 66,008	$ 67,697
Accounts receivable, net	233,118	256,679
Related party receivable	24,576	10,760
Inventories	158,636	152,818
Deferred tax assets	46,952	37,894
Other current assets	17,093	15,375
Total current assets	546,383	541,223
Property, plant and equipment, net	157,100	153,044
Goodwill	308,450	308,821
Other intangible assets, net	411,439	423,687
Deferred financing costs, net	18,850	20,176
Other long-term assets	3,911	1,822
Total assets	1,446,133	1,448,773
Current liabilities
Accounts payable	125,734	117,687
Short-term borrowings	3,147	3,169
Current maturities of long-term debt	3,302	3,373
Related party payable	866	1,249
Accrued expenses and other current liabilities	117,324	130,980
Total current liabilities	250,373	256,458
Long-term debt, less current maturities	692,051	693,485
Pension and other post-retirement liabilities	82,862	118,040
Deferred tax liabilities	135,007	112,714
Other long-term liabilities	2,328	2,425
Total liabilities	1,162,621	1,183,122
Contingencies - Note 11
Shareholder's equity
Common stock	320,038	320,000
Retained deficit	(17,400)	(19,870)
Accumulated other comprehensive loss	(19,126)	(34,479)
Total shareholder's equity	283,512	265,651
Total liabilities and shareholder's equity	$ 1,446,133	$ 1,448,773